PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31, 2024	September 30, 2024

Oil and natural gas properties, at cost	$10,846,097	$10,600,489
Less: accumulated depletion	(384,829)	(330,036)
Oil and natural gas properties, net	10,461,268	10,270,453
Other property and equipment, at cost	18,505	18,505
Less: accumulated depreciation	(8,636)	(7,710)
Other property and equipment, net	9,869	10,795
Property and equipment, net	$10,471,137	$10,281,248

Depletion and depreciation expense was $55,719 and $21,978 for the three-month periods ended December 31, 2024 and 2023, respectively.

5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	September 30, 2024	September 30, 2023

Oil and natural gas properties, at cost	$10,600,489	$10,501,244
Less: accumulated depletion	(330,036)	(289,456)
Oil and natural gas properties, net	10,270,453	10,211,788
Other property and equipment, at cost	18,505	205,315
Less: accumulated depreciation	(7,710)	(55,684)
Other property and equipment, net	10,795	149,631
Property and equipment, net	$10,281,248	$10,361,419

Depletion and depreciation expenses were $82,215 and $154,834 for the years ended September 30, 2024 and 2023, respectively. The Company also recorded write-offs of property and equipment of $62,046 and $nil for the years ended September 30, 2024 and 2023, respectively.

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2024 AND 2023